Royalty Generation and Project Evaluation (Tables)	12 Months Ended
Dec. 31, 2024
Royalty Investment Costs [Abstract]
Disclosure Of Detailed Information About Project And Royalty Generation Costs Explanatory
During the year ended December 31, 2024, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation*	Total
Administration costs	$262	$203	$298	$28	$17	$112	$920
Drilling, technical, and support costs	608	2,610	458	-	96	277	4,049
Personnel	549	1,052	1,445	51	205	1,774	5,076
Property costs	597	1,763	261	598	50	-	3,269
Professional costs	141	31	275	210	53	-	710
Share-based payments	70	151	64	14	21	257	577
Travel	107	28	19	6	32	153	345
Total Expenditures	2,334	5,838	2,820	907	474	2,573	14,946
Recoveries from partners	(293)	(3,669)	-	-	-	-	(3,962)
Net Expenditures	$2,041	$2,169	$2,820	$907	$474	$2,573	$10,984

*Technical support, evaluation and due diligence related to new and existing opportunities for royalty acquisitions and strategic investments.
Note 15 - Royalty Generation and Project Evaluation (continued)
During the year ended December 31, 2023, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA**	Eastern Europe and Morocco	South America	Other	Technical support and project evaluation*	Total
Administration costs	$270	$361	$600	$1	$9	$68	$1,309
Drilling, technical, and support costs	832	5,705	409	4	257	305	7,512
Personnel	573	2,019	848	74	330	1,588	5,432
Professional costs	124	124	94	74	31	-	447
Property costs	140	2,018	56	289	68	-	2,571
Share-based payments	77	136	55	11	12	200	491
Travel	108	34	81	-	19	200	442
Total Expenditures	2,124	10,397	2,143	453	726	2,361	18,204
Recoveries from partners	(759)	(6,639)	-	-	-	-	(7,398)
Net Expenditures	$1,365	$3,758	$2,143	$453	$726	$2,361	$10,806
*Technical support, evaluation and due diligence related to new and existing opportunities for royalty acquisitions and strategic investments.
**Includes $1,527 in costs related to Scout Drilling LLC which was sold during the year ended December 31, 2023.